Putnam VT International Equity Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (93.7%)(a)
	Shares	Value
Australia (1.3%)
QBE Insurance Group, Ltd.	315,035	$2,749,949

		2,749,949
Canada (1.5%)
Cenovus Energy, Inc.	196,300	1,703,955
Magna International, Inc.	33,968	1,653,981

		3,357,936
China (1.6%)
Tencent Holdings, Ltd.	4,300	197,721
Yum China Holdings, Inc.	74,400	3,341,304

		3,539,025
Finland (1.2%)
Fortum OYJ(S)	123,548	2,526,496

		2,526,496
France (12.7%)
Airbus SE	36,043	4,766,844
Arkema SA	16,871	1,605,980
Eurazeo SA	33,576	2,523,480
Kering SA	6,227	3,570,803
Natixis SA	550,142	2,944,289
TOTAL SA	101,870	5,658,784
Veolia Environnement SA	173,496	3,878,760
Vinci SA	29,869	2,905,602

		27,854,542
Germany (6.1%)
adidas AG	17,412	4,230,613
Deutsche Boerse AG	24,635	3,158,603
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)	12	10
Knorr-Bremse AG(NON)	26,077	2,589,669
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)	6	5
New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)	2	2
Rheinmetall AG	31,791	3,312,246

		13,291,148
Hong Kong (2.8%)
AIA Group, Ltd.	625,800	6,229,216

		6,229,216
India (1.8%)
HDFC Bank, Ltd. ADR	33,700	3,906,167

		3,906,167
Ireland (3.8%)
Bank of Ireland Group PLC	335,441	1,998,052
CRH PLC	107,782	3,343,009
Kerry Group PLC Class A	26,551	2,963,467

		8,304,528
Italy (1.0%)
Pirelli & C. SpA(NON)	345,563	2,224,252

		2,224,252
Japan (20.2%)
Asahi Group Holdings, Ltd.	83,800	3,742,685
Chugai Pharmaceutical Co., Ltd.	37,300	2,568,807
Daikin Industries, Ltd.	17,200	2,020,576
Hoya Corp.	62,900	4,162,082
Komatsu, Ltd.	117,700	2,752,558
Mitsubishi Corp.	91,500	2,549,638
Seven & i Holdings Co., Ltd.	49,400	1,864,132
Shiseido Co., Ltd.	54,900	3,973,241
SoftBank Group Corp.	43,300	4,220,272
Sony Corp.	84,100	3,539,723
Sumitomo Mitsui Financial Group, Inc.	163,000	5,703,912
Toshiba Corp.	101,600	3,238,034
Toyota Motor Corp.	67,000	3,929,916

		44,265,576
Luxembourg (0.3%)
Global Fashion Group SA (acquired 8/2/13, cost $394,947) (Private)(F)(RES)(NON)	9,323	84,088
Orion Engineered Carbons SA	27,029	513,281

		597,369
Netherlands (8.7%)
ASML Holding NV	15,686	2,942,014
Heineken NV	32,088	3,386,384
ING Groep NV	247,868	2,998,448
Koninklijke Ahold Delhaize NV	181,198	4,822,318
Unilever NV ADR	82,648	4,800,545

		18,949,709
South Korea (1.4%)
Samsung Electronics Co., Ltd. (Preference)	92,704	2,965,500

		2,965,500
Spain (1.1%)
Cellnex Telecom, SA 144A	84,862	2,490,274

		2,490,274
Sweden (1.5%)
ASSA ABLOY AB Class B	154,373	3,332,436

		3,332,436
Switzerland (6.1%)
Coca-Cola HBC AG	92,834	3,161,839
Lonza Group AG	7,598	2,356,277
Novartis AG	62,999	6,059,798
SIG Combibloc Group AG(NON)	177,409	1,817,295

		13,395,209
Taiwan (0.7%)
Sino-American Silicon Products, Inc.	731,000	1,596,496

		1,596,496
United Kingdom (17.6%)
Ashtead Group PLC	136,648	3,297,027
Associated British Foods PLC	100,052	3,178,327
AstraZeneca PLC	55,859	4,463,429
BP PLC	844,851	6,145,599
Compass Group PLC	182,390	4,286,658
Lloyds Banking Group PLC	2,042,745	1,653,280
Prudential PLC	302,666	6,060,936
Quilter PLC	680,188	1,300,871
Rio Tinto PLC	94,296	5,478,812
SSE PLC	161,030	2,489,536

		38,354,475
United States (2.3%)
Microsoft Corp.	21,600	2,547,504
NXP Semiconductors NV	27,000	2,386,530

		4,934,034

Total common stocks (cost $196,126,728)		$204,864,337

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Global Fashion Group SA zero % cv. pfd. (acquired various dates from 7/11/16 to 9/14/17, cost $47,586) (Luxembourg) (Private)(F)(RES)(NON)	7,239	$66,597

Total convertible preferred stocks (cost $47,586)		$66,597

SHORT-TERM INVESTMENTS (6.7%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	Shares	1,938,150	$1,938,150
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	12,181,850	12,181,850
U.S. Treasury Bills 2.473%, 7/25/19(SEGSF)		$195,000	193,527
U.S. Treasury Bills 2.464%, 7/18/19		357,000	354,472

Total short-term investments (cost $14,667,921)			$14,667,999
TOTAL INVESTMENTS

Total investments (cost $210,842,235)			$219,598,933

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $52,304,021) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Euro	Buy	6/19/19	$582,977	$590,368	$(7,391)
		Japanese Yen	Buy	5/15/19	2,490,548	2,485,743	4,805
	Barclays Bank PLC
		British Pound	Sell	6/19/19	1,245,265	1,283,553	38,288
		Euro	Sell	6/19/19	3,039,993	3,074,273	34,280
		Hong Kong Dollar	Sell	5/15/19	247,552	236,883	(10,669)
		Swiss Franc	Buy	6/19/19	2,783,439	2,787,465	(4,026)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	2,751,577	2,717,584	33,993
		Danish Krone	Buy	6/19/19	3,676,777	3,743,411	(66,634)
		Euro	Sell	6/19/19	868,198	882,978	14,780
		Japanese Yen	Buy	5/15/19	362,028	369,695	(7,667)
		New Zealand Dollar	Buy	4/17/19	477,040	467,473	9,567
	Goldman Sachs International
		British Pound	Sell	6/19/19	1,857,308	1,889,123	31,815
		Canadian Dollar	Buy	4/17/19	46,115	46,030	85
		Canadian Dollar	Sell	4/17/19	46,115	45,478	(637)
		Japanese Yen	Sell	5/15/19	739,997	738,407	(1,590)
		New Taiwan Dollar	Sell	5/15/19	1,631,149	1,636,159	5,010
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	641,940	638,884	3,056
		Chinese Yuan (Offshore)	Sell	5/15/19	2,867,372	2,840,850	(26,522)
		Euro	Sell	6/19/19	251,686	278,964	27,278
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	1,963,677	1,955,308	8,369
		Canadian Dollar	Buy	4/17/19	239,407	243,283	(3,876)
		Japanese Yen	Buy	5/15/19	4,056,705	4,143,751	(87,046)
		Norwegian Krone	Buy	6/19/19	1,654,162	1,668,962	(14,800)
		Singapore Dollar	Buy	5/15/19	2,873,825	2,885,700	(11,875)
		South Korean Won	Sell	5/15/19	2,709,789	2,750,928	41,139
		Swedish Krona	Buy	6/19/19	2,557,162	2,578,085	(20,923)
		Swiss Franc	Buy	6/19/19	3,205,107	3,196,320	8,787
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	711,191	702,492	8,699
		Canadian Dollar	Buy	4/17/19	67,375	67,249	126
		Canadian Dollar	Sell	4/17/19	67,375	66,464	(911)
		Euro	Sell	6/19/19	2,646,599	2,691,592	44,993
		Israeli Shekel	Buy	4/17/19	1,150,420	1,124,294	26,126
		Japanese Yen	Buy	5/15/19	1,481,434	1,476,272	5,162

	Unrealized appreciation						346,358

	Unrealized (depreciation)						(264,567)

	Total						$81,791
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $218,632,246.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $150,702, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$10,626,970	$8,688,820	$5,122	$1,938,150
	Putnam Short Term Investment Fund**	4,659,662	22,444,253	14,922,065	53,127	12,181,850

	Total Short-term investments	$4,659,662	$33,071,223	$23,610,885	$58,249	$14,120,000
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,938,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,811,555.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $72,431.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	18.9%
	Consumer staples	14.6
	Industrials	14.1
	Consumer discretionary	12.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $98,772 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $72,431 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$2,749,949	$—
Canada	3,357,936	—	—
China	3,341,304	197,721	—
Finland	2,526,496	—	—
France	27,854,542	—	—
Germany	13,291,131	—	17
Hong Kong	—	6,229,216	—
India	3,906,167	—	—
Ireland	8,304,528	—	—
Italy	2,224,252	—	—
Japan	—	44,265,576	—
Luxembourg	513,281	—	84,088
Netherlands	18,949,709	—	—
South Korea	—	2,965,500	—
Spain	2,490,274	—	—
Sweden	3,332,436	—	—
Switzerland	13,395,209	—	—
Taiwan	—	1,596,496	—
United Kingdom	38,354,475	—	—
United States	4,934,034	—	—

Total common stocks	146,775,774	58,004,458	84,105
Convertible preferred stocks	—	—	66,597
Short-term investments	12,181,850	2,486,149	—

Totals by level	$158,957,624	$60,490,607	$150,702
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$81,791	$—

Totals by level	$—	$81,791	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$346,358	$264,567

Total	$346,358	$264,567

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$86,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com